Stated Capital (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Schedule of stated capital

	United States Dollar
Figures in millions unless otherwise stated	2024	2023

Balance at beginning of the year	3,871.5	3,871.5
Balance at end of the year	3,871.5	3,871.5

	Number of shares in issue	Number of shares in issue

In issue at 1 January	893,540,813	891,378,571
Exercise of employee share options	1,483,434	2,162,242
In issue at 31 December[1]	895,024,247	893,540,813
Authorised[1]	2,000,000,000	2,000,000,000
[1]Share capital comprises no par value shares.

Summary of beneficial shareholders	The following beneficial shareholders hold 3% or more of the Company’s listed ordinary shares at 31 December 2024:

	Number of shares	% of issued ordinary shares

Public Investment Corporation (Government Employees Pension Fund)[1]	189,528,728	21.18%
VanEck Vectors Gold Miners ETF	39,430,264	4.41%
[1]The beneficial shareholding by the Public Investment Corporation ("PIC") fluctuated below and above 20% during the year and the only transactions between Gold Fields and PIC related to dividends paid.